SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Depreciation Rates
Percentage (%)
Office furniture and equipment	6-15
Computers, software and electronic equipment	17-33
Leasehold improvements	Shorter of the term of the lease or useful life

Schedule of Accumulated Other Comprehensive Income
	Year ended December 31, 2014
	Unrealized gains
	(losses) on	Unrealized gains
	marketable	(losses) on cash
	securities	flow hedges	Total

Balance as of December 31, 2013	$107	$330	$437
Changes in other comprehensive income (loss) before reclassifications	(2)	(1,091)	(1,093)
Amounts reclassified from accumulated other comprehensive income (loss) to:
Operating expenses	--	4	4
Financial income, net	(79)	--	(79)

Net current-period other comprehensive loss	(81)	(1,087)	(1,168)
Balance as of December 31, 2014	$26	$(757)	$(731)